DERIVATIVE LIABILITY (Details Narrative) (USD $)	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011
Derivative Liability Details Narrative
Derivative liability			$ 6,295,400					$ 6,295,400
Change in fair value of derivative liability			6,902,806	(1,454,889)		5,447,917		6,902,806
Reclassification of derivative liability to equity				$ 7,750,289		$ 7,750,289